INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	9 Months Ended
	Jan. 29, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,700,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	20,700,000		20,700,000
Purchase price, per unit	$ 10.00		$ 10.00	$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			$ 10.00
Initial Public Offering | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of units sold	20,700,000
Purchase price, per unit	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,700,000		2,700,000
Purchase price, per unit	$ 10.00
Over-allotment option | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of units sold	2,700,000
Purchase price, per unit	$ 10.00